Accounting principles - Summary of employee benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Salaries and other remuneration	$ (417)	$ (393)	$ (379)
Statutory and contractual social security expenses	(102)	(113)	(109)
Pension expenses	(25)	(25)	(26)
Total employee benefits	$ (520)	$ (506)	$ (488)